Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Evaluation Assets

	AJC	Creston	Total
Acquisition costs:
Balance, April 30, 2019 and April 30, 2020	$36	$2,001	$2,037
Property disposition	(36)	-	(36)
Balance, April 30, 2021	$-	$2,001	$2,001
Exploration costs:
Balance, April 30, 2019	$1,860	$1,614	$3,474
Maintenance	147	280	427
Exploration cost	1	-	1
Foreign Exchange	-	37	37
Balance, April 30, 2020	$2,008	$1,931	$3,939
Maintenance	38	260	298
Property Disposition	(2,046)	-	(2,046)
Foreign Exchange	-	(104)	(104)
Balance, April 30, 2021	$-	$2,087	$2,087
Total Exploration and evaluation assets
Balance, April 30, 2020	$2,044	$3,932	$5,976
Balance, April 30, 2021	$-	$4,088	$4,088